Segment Information - Schedule of Property, Plant, and Equipment by Geographical Areas (Details) - USD ($) $ in Millions	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant, and equipment, net	$ 124.0	$ 88.8	$ 75.2
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant, and equipment, net	77.1	47.5	36.5
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant, and equipment, net	46.7	41.1	38.6
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Property, plant, and equipment, net	$ 0.2	$ 0.2	$ 0.1